Annual Operating Expenses {- Investment Grade Bond II Portfolio} - NF_02.28 VIP Investment Grade Bond II Portfolio Initial PRO-01 - Investment Grade Bond II Portfolio - Initial Class	May 26, 2022
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%	[1]
Total annual operating expenses	0.42%

[1]	(a)Based on estimated amounts for the current fiscal year.